Acquisitions - Fair Values of Assets Acquired and Liabilities Assumed, Katz (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Oct. 02, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Current portion of programming	$ 52,699	$ 34,432
Goodwill	1,224,679	786,837		$ 708,773		$ 528,604
Programming (less current portion)	96,256	75,333
Current portion of programming liabilities	(96,682)	(40,301)
Programming liabilities	$ (57,291)	$ (43,825)
Katz Broadcasting Group
Business Acquisition [Line Items]
Cash					$ 21,372
Accounts receivable					44,306
Current portion of programming					36,218
Intangible assets					32,300
Goodwill					203,760
Programming (less current portion)					52,908
Other assets					11,356
Accounts payable and accrued liabilities					29,339
Current portion of programming liabilities					(32,877)
Programming liabilities					(37,692)
Net purchase price					$ (302,312)
Triton Digital Canada, Inc.
Business Acquisition [Line Items]
Cash			$ 10,515
Accounts receivable			8,879
Intangible assets			75,000
Goodwill			80,656
Net purchase price			$ (160,213)